UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT AND ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION - USD ($)	Ordinary Shares Subject To Possible Redemption	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning (in shares) at Mar. 18, 2021	0	0
Balance at the beginning at Mar. 18, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares		$ 200	24,800	0	25,000
Issuance of ordinary shares (in shares)		2,300,000
Issuance of Public Shares and Public Warrants in initial public offering	75,140,000		4,860,000	0	4,860,000
Offering cost allocation	(1,933,210)		(125,039)	0	(125,039)
Cash proceeds received in excess of fair value for Private Placement Warrants			612,000	0	612,000
Accretion to ordinary shares subject to redemption (Deemed dividend)	6,793,210		(5,371,731)	(1,421,479)	(6,793,210)
Forfeiture of Founder Shares in connection with the expiration of overallotment option			0	0
Forfeiture of Founder Shares in connection with the expiration of overallotment option (in Shares)		(300,000)
Net income (loss)			0	361,059	361,059
Balance at the end at Dec. 31, 2021	$ 80,000,000	$ 200	30	(1,060,420)	(1,060,190)
Balance at the end (in shares) at Dec. 31, 2021	8,000,000	2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				604,359	604,359
Balance at the end at Mar. 31, 2022	$ 80,000,000	$ 200	30	(456,061)	(455,831)
Balance at the end (in shares) at Mar. 31, 2022	8,000,000	2,000,000
Balance at the beginning (in shares) at Dec. 31, 2021	8,000,000	2,000,000
Balance at the beginning at Dec. 31, 2021	$ 80,000,000	$ 200	30	(1,060,420)	(1,060,190)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption of ordinary shares	$ (70,573,278)		0	0
Redemption of ordinary shares (in shares)	(7,046,967)
Subsequent measurement of ordinary shares subject to redemption	$ 308,687		0	(308,687)	(308,687)
Net income (loss)			0	(776,129)	(776,129)
Balance at the end at Dec. 31, 2022	$ 9,735,409	$ 200	30	(2,145,236)	(2,145,006)
Balance at the end (in shares) at Dec. 31, 2022	953,033	2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption of ordinary shares	$ (1,004,600)
Redemption of ordinary shares (in shares)	(96,991)
Subsequent measurement of ordinary shares subject to redemption	$ 261,713			(261,713)	(261,713)
Net income (loss)				(312,060)	(312,060)
Balance at the end at Mar. 31, 2023	$ 8,992,522	$ 200	$ 30	$ (2,719,009)	$ (2,718,779)
Balance at the end (in shares) at Mar. 31, 2023	856,042	2,000,000